Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [line items]
Amortization recognized as general and administrative		R$ 2,360	R$ 10,321	R$ 3,922
total common shares approved as incentive ownership plan	11,128,102
Percentage of Common shares may deliver to participants to company's share capital	1.00%
General and administrative expense		R$ 12,664	R$ 12,893	R$ 6,001
Bottom of range [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		3 years
Bottom of range [member] | Deferred stock plan [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		5 years
Top of range [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		6 years
Top of range [member] | Deferred stock plan [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		7 years